Income Taxes (Details Textual) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Income Taxes (Textual)
Increase in valuation allowance of deferred tax assets	$ 404,000	$ 1,829,000
Operating loss carryforward	3,212,000	2,162,000
Expiration period of operating loss carryforward	Expire in various periods through 2031
Condition for limitation on use of operating loss carryovers	One or more 5% shareholders (shareholders owning 5% or more of the Company''s outstanding capital stock)
Increment in shareholders ownership	More than 50
Uncertain tax position	$ 0
Percentage of outstanding capital stock owned by shareholders	5.00%
Percentage point increase in stock ownership	50.00%